CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 223,413	$ 171,144	$ 409,841	$ 326,475	$ 698,144	$ 550,846
Costs of sales	184,515	136,791	332,512	258,987	552,721	443,644
Gross profit	38,898	34,353	77,329	67,488	145,423	107,202
Selling, general and administrative expense	35,048	31,819	70,109	63,506	128,506	115,648
Acquisition, restructuring and integration expense	2,304	926	4,787	1,943	8,835	22,355
Loss (gain) on disposal of property, plant and equipment	184	(25)	289	243	243	7,750
Total operating expenses	37,536	32,720	75,185	65,692	137,584	227,836
Income from operations	1,362	1,633	2,144	1,796	7,839	(120,634)
Other (income) expense, net	(133)	(58)	(1,110)	(238)	(34)	547
Interest expense	8,813	8,261	16,861	15,669	32,549	25,229
Loss before income taxes	(7,318)	(6,570)	(13,607)	(13,635)	(24,676)	(146,410)
Income tax benefit	(1,499)	(502)	(3,083)	(1,443)	(3,368)	(17,545)
Net loss	(5,819)	(6,068)	(10,524)	(12,192)	(21,308)	(128,865)
Net (loss) income attributable to non-controlling interest	(106)	26	65	336	639	306
Net loss attributable to unitholders	(5,713)	(6,094)	(10,589)	(12,528)	(21,947)	(129,171)
Accumulating preferred dividends	(7,145)	(6,109)	(13,882)	(11,848)	(24,208)	(18,513)
Net loss attributable to common unitholders	$ (12,858)	$ (12,203)	$ (24,471)	$ (24,376)	$ (46,155)	$ (147,684)
Loss per common unit:
Basic (in dollars per unit)	$ (0.04)	$ (0.04)	$ (0.07)	$ (0.07)	$ (0.14)	$ (0.45)
Diluted (in dollars per unit)	$ (0.04)	$ (0.04)	$ (0.07)	$ (0.07)	$ (0.14)	$ (0.45)
Weighted-average number of units outstanding
Basic (in units)	332,209	329,043	331,195	328,062	328,557	325,983
Diluted (in units)	332,209	329,043	331,195	328,062	328,557	325,983